Inventory	9 Months Ended	12 Months Ended
	Jun. 30, 2011	Sep. 30, 2010
Inventory
Inventory
Note 3:  Inventory

Inventory is comprised of the following at:

	June 30, 2011	September 30, 2010

Raw materials – corn	$5,243,247	$3,796,261
Supplies and chemicals	2,204,141	1,716,922
Work in process	2,235,008	1,484,157
Finished goods	3,960,332	1,015,813
Total	$13,642,728	$8,013,153

Note 3:  Inventory

Inventory is comprised of the following at:

	September 30, 2010	September 30, 2009

Raw materials - corn	$3,796,261	$1,401,680
Supplies and chemicals	1,716,922	1,335,874
Work in process	1,484,157	1,033,185
Finished goods	1,015,813	1,142,936
Total	$8,013,153	$4,913,675